EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
Disclosure of earnings per share [Table Text Block]
	2019	2018
Net income available to common shareholders for basic and diluted earnings per share	$11,889	$7,792
Weighted average number of common shares outstanding - basic	13,665,593	14,321,186
Effect of dilutive securities	146,473	90,817
Weighted average number of common shares outstanding - diluted	13,812,066	14,412,003
Earnings per share - reported
Basic	$0.87	$0.54
Diluted	$0.86	$0.54